Warrants (Details) (USD $)	12 Months Ended										6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended								12 Months Ended		12 Months Ended							12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Cashless Warrants [Member]	Dec. 31, 2013 2011 Warrants [Member]		Dec. 31, 2012 2011 Warrants [Member]	Dec. 31, 2013 2012 Warrants [Member]		Dec. 31, 2012 2012 Warrants [Member]	Apr. 02, 2013 2012 Warrants [Member]	Jun. 30, 2013 2013 Warrants [Member]	Dec. 31, 2013 2013 Warrants [Member]		Jun. 30, 2013 2013 Celgene Warrants [Member]	Dec. 31, 2013 2013 Celgene Warrants [Member]		Dec. 31, 2013 2013 Interest Warrants [Member]		Dec. 31, 2013 2012,2013 and 2013 Celgene Warrants [Member]	Dec. 31, 2012 2012,2013 and 2013 Celgene Warrants [Member]	Dec. 31, 2013 Equity classified warrants [Member]	Dec. 31, 2012 Equity classified warrants [Member]	Dec. 31, 2013 Equity classified warrants [Member] Warrants issued to vendors, expired from September 2015 through December 2016 [Member]	Dec. 31, 2012 Equity classified warrants [Member] Warrants issued to vendors, expired from September 2015 through December 2016 [Member]	Dec. 31, 2013 Liability classified warrants [Member]	Dec. 31, 2012 Liability classified warrants [Member]	Dec. 31, 2013 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]	Dec. 31, 2012 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]		Dec. 31, 2011 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]	Mar. 31, 2011 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]	Dec. 31, 2013 Liability classified warrants [Member] Warrants issued pursuant to October 2012 debt financing, expired from October 2014 through October 2023 [Member]	Dec. 31, 2012 Liability classified warrants [Member] Warrants issued pursuant to October 2012 debt financing, expired from October 2014 through October 2023 [Member]		Dec. 31, 2013 Liability classified warrants [Member] Interest Warrants Issued to Lenders From July 2013 through October 2023 [Member]	Oct. 01, 2013 Liability classified warrants [Member] Interest Warrants Issued to Lenders From July 2013 through October 2023 [Member]	Dec. 31, 2012 Liability classified warrants [Member] Interest Warrants Issued to Lenders From July 2013 through October 2023 [Member]	Dec. 31, 2013 Liability classified warrants [Member] Warrants Issued to lenders from June 2013 through June 2023 [Member]	Dec. 31, 2012 Liability classified warrants [Member] Warrants Issued to lenders from June 2013 through June 2023 [Member]	Dec. 31, 2013 Liability classified warrants [Member] Celgene Warrants Issued to lenders from June 2013 through June 2023 [Member]	Dec. 31, 2012 Liability classified warrants [Member] Celgene Warrants Issued to lenders from June 2013 through June 2023 [Member]	Dec. 31, 2012 Liability classified warrants [Member] 2011 Warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]	Dec. 31, 2013 Liability classified warrants [Member] 2012 Warrants [Member] Ten-Year Warrants [Member]	Dec. 31, 2013 Liability classified warrants [Member] 2012 Warrants [Member] Cashless Warrants [Member]	Dec. 31, 2013 Liability classified warrants [Member] 2013 Warrants [Member] Two-Year Warrants [Member]	Dec. 31, 2013 Liability classified warrants [Member] 2013 Warrants [Member] Cashless Warrants [Member]	Jun. 28, 2013 Liability classified warrants [Member] 2013 Celgene Warrants [Member] Five-Year Warrants [Member]	Dec. 31, 2013 Liability classified warrants [Member] 2013 Celgene Warrants [Member] Ten-Year Warrants [Member]	Oct. 01, 2013 Liability classified warrants [Member] 2013 Interest Warrants [Member]
Outstanding warrants to purchase common stock [Abstract]
Shares Exercisable (in shares)	481,301,961	80,250,702								60,973,081											18,375	18,514	18,375	18,514	481,283,586	80,232,188	136,663,804	52,843,337	[1]		1,046,102	74,761,830	27,388,851	[2]	1,057,944	537,837	0	191,213,801	0	77,586,207	0	27,388,851	192,165,525	7,425,743		1,118,722		14,851,485	520,107
Warrants converted to common shares (in shares)	260,000		951,724
Shares issued from conversion of warrants (in shares)	260,000		317,387
Exercise price (in dollars per share)						$ 1.10			$ 0.75	$ 0.65													$ 158.24		$ 0.69		$ 0.29			$ 28.80		$ 0.40			$ 0.001			$ 0.29		$ 0.29							$ 1.01	$ 1.01
Expiration																							March 2014 through September 2019				March 2016					October 2014 through October 2022			July through October 2023			June 2018 through June 2023		June 2018 through June 2023
Closing price per share of common stock (in dollars per share)	$ 0.02	$ 0.04																	$ 0.04	$ 0.02						$ 0.04
Warrants expiration period																																												5 years	2 years			10 years
Non-operating income																									$ 8,300,000	$ 1,300,000
Threshold value of ownership limitation (in hundredths)																																				9.985%
Proceeds from exercise of warrants	200,000																																															15,000,000
Fair value [Abstract]
Calculated aggregate value				720,000		2,378,000	3,430,000		3,800,000		9,404,000	5,139,000		3,390,000	2,083,000		53,000
Exercise price per share of warrant (in dollars per share)				$ 0.40		$ 1.10	$ 0.29		$ 0.75		$ 0.76	$ 0.29		$ 0.76	$ 0.29		$ 0.001
Equity volatility (in hundredths)				120.00%		115.00%	120.00%		115.00%		120.00%	120.00%		120.00%	120.00%		120.00%
Asset volatility (in hundredths)				95.00%		90.00%	95.00%		90.00%		90.00%	95.00%		90.00%	95.00%		95.00%
Probability of Fundamental Transaction (in hundredths)				100.00%		100.00%	100.00%		100.00%		100.00%	100.00%		100.00%	100.00%		100.00%
Weighted average risk-free interest rate (in hundredths)				0.20%		0.30%	0.20%		0.30%		0.30%	0.20%		0.30%	0.20%		0.20%
Net cash settlement value [Abstract]
Calculated aggregate value				$ 8,076,000	[3]		$ 26,004,000	[3]				$ 38,238,000	[3]		$ 15,503,000	[3]	$ 0	[3]
Exercise price per share of warrant (in dollars per share)				$ 0.40			$ 0.29					$ 0.29			$ 0.29		$ 0
Closing price per share of common stock (in dollars per share)				$ 0.25			$ 0.24	[4]				$ 0.24	[4]		$ 0.24	[4]	$ 0
Equity volatility (in hundredths)				100.00%	[5]		99.00%	[5]				99.00%	[5]		99.00%	[5]	0.00%	[5]
Expected term (years)				2 years 2 months 12 days			7 years					7 years 9 months 18 days			7 years 9 months 18 days		0 years
Weighted average risk-free interest rate (in hundredths)				0.50%			2.20%					2.50%			2.50%		0.00%
Period of volume weighted average price used to calculate net cash settlement value		5 days

[1]	As of December 31, 2012 the 2012 Warrants had an exercise price of $0.75 per share.
[2]	As of December 31, 2012 the 2011 Warrants had an exercise price of $1.10 per share.
[3]	Represents the net cash settlement value of the warrant as of December 31, 2013, which value was calculated utilizing the Black-Scholes model defined in the warrant agreement.
[4]	Represents the five day Tengion stock VWAP used to calculate the net cash settlement value as of December 31, 2013.
[5]	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2013, defined in the warrant agreement.